Activities of Orange Bank - Assets available for sale - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale financial assets [abstract]
Other comprehensive income			€ 23
Operating segments [member] | Orange Bank, operating segment [member]
Available-for-sale financial assets [abstract]
Profit (loss) recognized in other comprehensive income during the period	€ 8	€ (8)
Reclassification in net income during the period	1
Other comprehensive income	€ 9	€ (8)
Operating segments [member] | Orange Bank, operating segment [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Available-for-sale financial assets [abstract]
Profit (loss) recognized in other comprehensive income during the period			3
Other comprehensive income			€ 3